ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Schedule of Accrued Expenses and Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Salaries and social welfare payables	$ 7,405	$ 8,428
Taxes payables except for income taxes	313	1,728
Rental payables	334	378
Accrued legal and professional expenses	1,932	3,048
Accrued traveling and entertainment expenses	861	949
Accrued office related expense	2,157	3,023
Accrued interests payable in connection with convertible debts	5,458	3,231
Loan from the third parties	6,507	2,012
Others	4,264	1,864
Total	$ 29,231	$ 24,661